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Ellen L. Valvo
Paralegal
(860) 723-2247
Fax: (860) 723-2215

December 31, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Retirement Freedom File Nos.: 333-109860 and 811-2513 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 ("Pre-Effective Amendment No. 1") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Pre-Effective Amendment No. 1 of the Registrant's Registration Statement on Form N-4 which was declared effective on December 30, 2003. The text of Pre-Effective Amendment No. 1 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at (860) 723-2247 or Michael A. Pignatella at (860) 723-2239.

Sincerely,

/s/ Ellen L. Valvo

Ellen Valvo
Paralegal

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation